Fair Value Measurements (Available-For-Sale Securities) (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Available-for-sale securities, Amortized Cost	$ 206,614	$ 173,682
Available-for-sale securities, Gross Unrealized Gains		613
Available-for-sale securities, Gross Unrealized (Losses)	(3,159)	(1,468)
Available-for-sale securities, Fair Value	203,455	172,827
Total Included In Cash And Cash Equivalents [Member]
Available-for-sale securities, Amortized Cost	111,247	149,318
Available-for-sale securities, Fair Value	111,247	149,318
Total Other Short-Term Available-For-Sale Securities [Member]
Available-for-sale securities, Amortized Cost	71,003
Available-for-sale securities, Fair Value	71,003
Long-Term Available-For-Sale Securities [Member]
Available-for-sale securities, Amortized Cost	24,364	24,364
Available-for-sale securities, Gross Unrealized Gains		613
Available-for-sale securities, Gross Unrealized (Losses)	(3,159)	(1,468)
Available-for-sale securities, Fair Value	21,205	23,509
Money Market Funds [Member]
Available-for-sale securities, Amortized Cost	111,247	149,318
Available-for-sale securities, Fair Value	111,247	149,318
Commercial Paper [Member]
Available-for-sale securities, Amortized Cost	71,003
Available-for-sale securities, Fair Value	71,003
Auction-Rate Securities [Member]
Available-for-sale securities, Amortized Cost	18,800	18,800
Available-for-sale securities, Gross Unrealized (Losses)	(1,295)	(1,468)
Available-for-sale securities, Fair Value	17,505	17,332
Equity Securities [Member]
Available-for-sale securities, Amortized Cost	5,564	5,564
Available-for-sale securities, Gross Unrealized Gains		613
Available-for-sale securities, Gross Unrealized (Losses)	(1,864)
Available-for-sale securities, Fair Value	$ 3,700	$ 6,177